COMMON SHARES - Reconciliation (Details) - CAD shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in common shares during the period
Outstanding at the end of the period (in shares)	779,000
Outstanding at the end of the period	CAD 16,320
Common Shares
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	757,114	738,381
Outstanding at the beginning of the period	CAD 15,205	CAD 14,306
Exercise of options (in shares)	22,365	18,733
Exercise of options	CAD 1,115	CAD 899
Outstanding at the end of the period (in shares)	779,479	757,114
Outstanding at the end of the period	CAD 16,320	CAD 15,205